Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred Stock shares authorized	25,000,000	25,000,000
Preferred Stock shares issued	0	0
Preferred Stock shares outstanding	0	0
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	72,554,620	58,806,434
Common stock, shares outstanding	72,554,620	58,806,434